OPERATING LEASE RIGHT-OF-USE ASSETS (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
OPERATING LEASE RIGHT-OF-USE ASSETS.
Reduction to Right-of-use Assets Resulting From Reduction to Operating Lease Liability	€ (917)		€ (930)
Variable Lease, Cost		$ 123	101
Short-term Lease, Cost	€ 70		€ 71